EQUITY (Details 2) - CLP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic earnings per share
Total attributable to the shareholders of the Bank	$ 595,333	$ 562,801	$ 476,067
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Basic earnings per share (in Ch$)	$ 3.159	$ 2.987	$ 2.526
Diluted earnings per share
Total attributable to the shareholders of the Bank	$ 595,333	$ 562,801	$ 476,067
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Adjusted number of shares	188,446,126,794	188,446,126,794	188,446,126,794
Diluted earnings per share (in Ch$)	$ 3.159	$ 2.987	$ 2.526